RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS
Schedule of right of use assets

	Land	Others	Total
	RMB	RMB	RMB
Cost:
Balance as of January 1, 2019	244,595	27,381	271,976
Additions	8,737	7,555	16,292
Deacreases	(4,766)	(748)	(5,514)
Balance at December 31, 2019	248,566	34,188	282,754
Balance as of January 1, 2020	248,566	34,188	282,754
Additions	13,983	10,222	24,205
Decreases	(9,405)	(3,142)	(12,547)
Balance as of December 31, 2020	253,144	41,268	294,412

Accumulated depreciation:
Balance as of January 1, 2019	—	—	—
Additions	9,246	5,728	14,974
Decreases	(131)	(26)	(157)
Balance as of December 31, 2019	9,115	5,702	14,817
Balance as of January 1, 2020	9,115	5,702	14,817
Additions	9,247	6,354	15,601
Decreases	(799)	(1,575)	(2,374)
Balance as of December 31, 2020	17,563	10,481	28,044

Impairment loss:
Balance as of January 1, 2019	—	—	—
Additions	—	—	—
Decreases	—	—	—
Balance as of December 31, 2019	—	—	—
Balance as of January 1, 2020	—	—	—
Additions	—	—	—
Decreases	—	—	—
Balance as of December 31, 2020	—	—	—

Net book value:
Balance as of January 1, 2019	244,595	27,381	271,976
Balance as of December 31, 2019	239,451	28,486	267,937
Balance as of December 31, 2020	235,581	30,787	266,368